Loss Per Share - Narrative (Details) shares in Millions		12 Months Ended
	May 29, 2020	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Reverse recapitalization, conversion ratio	0.112		0.112
Antidilutive securities excluded from computation (in shares)		47.7
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)		47.4	3.2
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)		0.3